RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Related Party Balances included within Consolidated Financial Statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Short-term deposits, classified as cash equivalents	$ 1,900	$ 1,800
Reinsurance
Disclosure of transactions between related parties [line items]
Transfers under finance agreements from entity, related party transactions	2,000
Sales of property and other assets, related party transactions	900
Deposit Drawn	742
Other related parties [member]
Disclosure of transactions between related parties [line items]
Management fees received	$ 24	$ 31